American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

Supplement dated December 15, 2021 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated October 28, 2021

Due to the passing of Samuel R. Shapiro on December 9, 2021, Mr. Shapiro is no longer a portfolio manager to the American Beacon Shapiro Equity Opportunities Fund and the American Beacon Shapiro SMID Cap Equity Fund (the “Funds”). Accordingly, effective as of December 9, 2021, all references to Mr. Shapiro in the Funds’ Prospectus, Summary Prospectuses, and Statement of Additional Information are removed.

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